Convertible notes, net	12 Months Ended
Mar. 31, 2018
Convertible notes, net
Convertible notes, net

14Convertible notes, net

On April 27, 2012, the Company completed the sale of US$65,000 in aggregate principal amount of 7% coupon interest rate senior unsecured convertible notes to Brilliant China Healthcare Investment Limited (formerly known as KKR China Healthcare Investment Limited) (“BCHIL”) (the “KKR Notes”). The KKR Notes are convertible into the Company’s ordinary shares at a conversion price of US$2.838 per share. The Company received gross proceeds of US$65,000 and incurred debt issuance costs of RMB14,260 from the issuance of the KKR Notes. The KKR Notes are senior unsecured obligations, maturing on April 27, 2017 and are not redeemable prior to their maturity at the Company’s option. The KKR Notes are convertible at any time in whole or in part, into the Company’s ordinary shares at the conversion price, subject to customary anti-dilution adjustments for significant corporate events. On the maturity date, the Company is obligated to pay a redemption amount on the unconverted portion of the KKR Notes that is calculated to provide a 12% Internal Rate of Return (“IRR”).

On October 3, 2012, the Company completed the sale of aggregate US$50,000 senior unsecured convertible notes to Golden Meditech Holdings Limited (“GMHL”), which was a major shareholder of the Company at that time (the “GM Notes”). The GM Notes carry a 7% coupon interest rate and are convertible into the Company’s ordinary shares at a conversion price of US$2.838 per share. The Company received gross proceeds of US$50,000 and incurred debt issuance costs of RMB4,258 from the issuance of the GM Notes. The GM Notes are senior unsecured obligations, maturing on October 3, 2017 and are not redeemable prior to their maturity at the Company’s option. The GM Notes are convertible at any time in whole or part, into the Company’s ordinary shares at the conversion price, subject to customary anti-dilution adjustments for significant corporate events. On the maturity date, the Company is obligated to pay a redemption amount on the unconverted portion of the GM Notes that is calculated to provide a 12% IRR.

In November 2014, GMHL completed the sale of the GM Notes of US$50,000 in aggregate principal amount to CGL and Magnum Opus International Holdings Limited (“Magnum”), a private vehicle that is controlled by the Company’s former chairman, for a total consideration of US$88,090. As a result, CGL and Magnum became the holders of the GM Notes and each of them held US$25,000 of the GM Notes. All terms and conditions of the GM Notes remain the same after the transfer from GMHL to CGL and Magnum, except for the change of holder name on the convertible notes and the denomination of the fair value of the convertible notes from US$50,000 to US$25,000.

In May 2015, GMHL entered into a purchase agreement with CGL and Magnum to acquire the GM Notes at a consideration of US$61,677 and US$61,896, respectively. The acquisitions of the GM Notes from CGL and Magnum were completed in November and December 2015, respectively, and the GM Notes were subsequently transferred to Golden Meditech Stem Cells (BVI) Company Limited (“GMSC”), a wholly owned subsidiary of GMHL.

In August 2015, BCHIL transferred the KKR Notes to Excellent China Healthcare Investment Limited (“ECHIL”). On the same day, Magnum Opus 2 International Holdings Limited (“MO2”), an entity wholly owned by the Company’s former chairman, acquired from BCHIL the KKR Notes through the acquisition of all the issued and outstanding shares of ECHIL, which is the holder of the KKR Notes and a wholly owned subsidiary of BCHIL.

In January 2016, GMHL acquired from ECHIL the KKR Notes and subsequently transferred the KKR Notes to its wholly owned subsidiary, GMSC.

In April 2017, GMSC exercised the conversion of the KKR Notes and GM Notes (collectively the “Notes”) of US$115,000 in aggregate principal amount at a conversion price of US$2.838 per share, which resulted in the issuance of 40,521,494 ordinary shares of the Company. Subsequent to such conversion, the Company has no outstanding convertible notes.

The carrying amounts of the Notes, net as of March 31, 2017 and 2018 are summarized in the following table:

	March 31,
	2017	2018	2018
	RMB	RMB	US$

Principal amount of the KKR Notes	449,608	—	—
Principal amount of the GM Notes	345,852	—	—
Cumulative interest payables	236,389	—	—
Less: Unamortized debt issuance costs	(695)	—	—

Convertible notes, net	1,031,154	—	—

The Company has determined that the conversion feature embedded in the Notes should not be bifurcated and accounted for as a derivative pursuant to ASC 815, Derivatives and Hedging (“ASC 815”), since the embedded conversion feature is indexed to the Company’s own stock and would have been classified in shareholders’ equity if it were a free-standing derivative instrument. The Company has determined that the embedded put options that can accelerate the repayment of the Notes and contingent interest feature are clearly and closely related to the debt host contract and are not separately accounted for as a derivative pursuant to the ASC 815. Further, since the conversion price of the Notes exceeded the market price of the Company’s ordinary shares on the date of commitment, there was no beneficial conversion feature.

The Company accrued interest on the Notes based on the guaranteed 12% IRR per annum. The difference between the accrued interest rate of 12% and the coupon rate of 7% of the Notes is recorded in convertible notes in the consolidated balance sheets. Debt issuance costs in connection with the issuance of convertible notes are amortized from the date the Notes were issued to the earliest date the holders of the Notes can demand payment, which is five years.

Interest relating to the Notes was recognized as follows:

	Year ended March 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$

KKR Notes interest incurred	57,807	65,130	1,454	232
GM Notes interest incurred	43,399	48,863	1,113	177
Amortization of debt issuance costs	3,712	3,947	690	110

Total interest expense	104,918	117,940	3,257	519